Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,638	$ 19,001	$ 18,867
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,118	10,344	10,605
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,355	8,611	8,179
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 165	$ 46	$ 83